Shareholder Fees {- Franklin U.S. Government Securities Fund} - Franklin Custodian Funds-31 - Franklin U.S. Government Securities Fund	Feb. 01, 2021
Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]
Class A1
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%	[2]
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1],[2]
Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	1.00%
Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none
Class R6
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none
Advisor Class
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none

[1]

2. There is a 1% contingent deferred sales charge (CDSC) that applies to investments of $500,000 or more (see "Investments of $500,000 or More – Income, U.S. Government Securities and Utilities Funds" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

[2]	1. Effective September 7, 2018, Class A1 shares were closed to new investors.